Stockholder's Equity - Additional information (Details)		1 Months Ended					6 Months Ended
	Nov. 01, 2018 USD ($) shares	Mar. 31, 2019 USD ($) shares	Feb. 23, 2018 USD ($) $ / shares shares	Feb. 21, 2018 USD ($) $ / shares shares	Feb. 29, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Oct. 24, 2016	Jan. 22, 2016 CNY (¥)	Jan. 22, 2016 USD ($)	Jan. 21, 2016 CNY (¥)	Jan. 21, 2016 USD ($)
Stockholders Equity [Line Items]
Gross proceeds from initial public offering								$ 7,728,000
Statutory reserve		$ 229,512					$ 229,512		$ 229,512
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase | shares	800,000
Intrinsic value of the BCF	$ 670,618
Investor Warrants [Member]
Stockholders Equity [Line Items]
Fair value of warrants	$ 1,496,153
Placement agent warrants
Stockholders Equity [Line Items]
Number of investor warrant issued to purchase | shares	119,808
Percentage of warrants issued to purchase note	10.00%
Fair value of warrants	$ 323,843
IPO
Stockholders Equity [Line Items]
Initial public offering price | $ / shares				$ 4.00
Gross proceeds from initial public offering				$ 6,720,000
Number of ordinary shares | shares				1,680,000
Private placement
Stockholders Equity [Line Items]
Number of ordinary shares | shares		131,223					131,223
Amount of aggregate principal securities sold under private placement		$ 485,208					$ 485,208
View Trade Securities, Inc. | IPO
Stockholders Equity [Line Items]
Initial public offering price | $ / shares			$ 4.00
Gross proceeds from initial public offering			$ 1,008,000
Number of ordinary shares | shares			252,000
Forest Food | National Trust Co., Ltd
Stockholders Equity [Line Items]
Minority interest										3.85%
Board of Directors | National Trust Co., Ltd
Stockholders Equity [Line Items]
Minority interest					3.85%	3.85%
Board of Directors | National Trust Co., Ltd
Stockholders Equity [Line Items]
Capital contribution from non controlling interest					¥ 5,999,784	$ 915,414
Counted toward registered capital					¥ 704,200	$ 107,461
Board of Directors | Forest Food
Stockholders Equity [Line Items]
Increase registered capital											¥ 17,600,000	$ 2,124,320	¥ 5,000,000	$ 603,500